Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2026
Restatement Determination Date:: 2026-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback

The Company has adopted a clawback policy pursuant to which all cash and equity awards granted under the 2026 Plan will be subject to clawback, cancellation, recoupment, rescission, payback, reduction, or similar action in accordance with the terms of the Company’s policy or any applicable law related to such actions, as may be in effect from time to time.